Retirement benefit obligations - Analysis of fair value of plan assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Retirement benefit obligations
Equity instruments	£ 2	£ 2
Debt instruments- unquoted	15	15
Property	1
Other	17	21
Total plan assets	35	38
Cumulative actuarial gain recognised	34	34
Remeasurement gain (loss) recognised	£ 0	£ 2